Ecofin Tax-Exempt Private Credit Fund, Inc.
Schedule of Investments June 30, 2023 (Unaudited)

	Principal Amount	Fair Value
Corporate Note - 2.7%(1)
MBS SPV I LLC
6.000%, 03/01/2026 (2)
(Cost $4,000,000)	$4,000,000	$3,777,325

Municipal Bonds - 90.0%(1)
Arizona - 18.0% (1)
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026 (2)	21,660,000	21,585,923
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026 (2)	3,095,000	3,084,508
Maricopa County Industrial Development Authority
(Obligor: New Learning Ventures)
6.750%, 07/01/2033	944,000	898,235
		25,568,666
Colorado - 5.9% (1)
Colorado Educational & Cultural Facilities Authority
(Obligor: Ability Connection Colorado)
7.500%, 12/15/2030 (2)	5,350,000	4,737,853
Colorado Educational & Cultural Facilities Authority
(Obligor: Leman Academy of Excellence)
4.000%, 07/01/2033	500,000	505,950
University of Colorado
(Obligor: University of Colorado)
4.000%, 06/01/2038	3,000,000	3,046,770
		8,290,573
Florida - 21.3% (1)
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 A)
0.000%, 11/15/2025 (2)(4)(5)(7)	8,250,000	5,828,423
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 B)
0.000%, 11/15/2025 (2)(4)(5)(7)	550,000	388,562
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series A)
0.000%, 11/15/2025 (2)(4)(5)(7)	8,425,000	5,703,655
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series B)
0.000%, 11/15/2025 (2)(4)(5)(7)	485,000	328,341
Florida Development Finance Corp.
(Obligor: Academir Charter School)
7.000%, 08/01/2032 (2)	2,700,000	2,703,078
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
4.880%, 07/01/2049 (2)(6)	15,925,000	15,176,684
		30,128,743
Nevada - 1.7% (1)
County of Clark Department of Aviation
(Obligor: McCarran International Airport)
5.000%, 07/01/2023	2,350,000	2,350,000
New Hampshire - 3.5% (1)
New Hampshire Business Finance Authority
(Obligor: Baldwin Senior Living)
10.000%, 04/01/2029	5,215,000	4,897,224
Ohio - 0.4% (1)
County of Shelby, Ohio
(Obligor: SLF Sidney LLC)
8.000%, 04/15/2055 (2)	660,000	628,318
Pennsylvania - 1.4% (1)
Pennsylvania Economic Development Financing Authority
(Obligor: Earthcare Bethel LLC)
8.500%, 12/01/2039 (2)	2,025,000	2,044,825
South Carolina - 0.4% (1)
South Carolina Jobs-Economic Development Authority
(Obligor: Libertas Boiling Springs)
7.500%, 03/15/2030 (2)	435,000	418,827
South Carolina Jobs-Economic Development Authority
(Obligor: Belton Preparatory Academy)
7.600%, 03/15/2033 (2)	195,000	183,055
		601,882
Tennessee - 1.5% (1)
Tennessee State School Bond Authority
(Obligor: Tennessee State School Bond Authority)
5.000%, 11/01/2042	2,000,000	2,127,740
Texas - 2.3% (1)
New Hope Cultural Education Facilities Finance Corp.
(Obligor: Bridgemoor Senior Living)
0.000%, 12/01/2053 (2)(4)(5)(7)	5,000,000	3,203,288
Wisconsin - 33.6% (1)
Public Finance Authority
(Obligor: Gardens of Social Circle — Series C)
0.000%, 01/01/2024 (2)(4)(5)(7)	2,030,000	259,105
Public Finance Authority
(Obligor: Gardens of Social Circle - Series D)
0.000%, 01/01/2024 (2)(4)(5)(7)	65,000	8,296
Public Finance Authority
(Obligor: Landings of Douglas — Series C)
0.000%, 01/01/2024 (2)(4)(5)(7)	1,255,000	448,084
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
0.000%, 01/01/2024 (2)(4)(5)(7)	75,000	24,036
Public Finance Authority
(Obligor: Landings of Columbus — Series C)
0.000%, 01/01/2024 (4)(5)(7)	1,055,000	355,202
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
0.000%, 01/01/2024 (4)(5)(7)	80,000	26,935
Public Finance Authority
(Obligor: Landings of Gainesville — Series C)
0.000%, 01/01/2024 (4)(5)(7)	1,020,000	181,478
Public Finance Authority
(Obligor: Landings of Gainsville - Series D)
0.000%, 01/01/2024 (2)(4)(5)(7)	80,000	14,234
Public Finance Authority
(Obligor: Gardens of Waterford — Series C)
0.000%, 01/01/2024 (2)(4)(5)(7)	1,185,000	379,770
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
0.000%, 01/01/2024 (2)(4)(5)(7)	75,000	26,778
Public Finance Authority
(Obligor: Gardens of Rome — Series C)
0.000%, 01/01/2024 (4)(5)(7)	1,630,000	763,478
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
0.000%, 01/01/2024 (4)(5)(7)	70,000	32,787
Public Finance Authority
(Obligor: Gardens of Savannah — Series C)
0.000%, 01/01/2024 (2)(4)(5)(7)	1,065,000	292,605
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
0.000%, 01/01/2024 (2)(4)(5)(7)	80,000	21,980
Public Finance Authority
(Obligor: Montage Living Obligation Group)
0.000%, 02/01/2024 (4)(5)	10,980,000	9,909,450
Public Finance Authority
(Obligor: Montage Living Obligation Group)
0.000%, 02/01/2024 (4)(5)	5,060,000	4,566,650
Public Finance Authority
(Obligor: Montage Living Obligation Group)
0.000%, 02/01/2024 (4)(5)	5,520,000	4,981,800
Public Finance Authority
(Obligor: Gardens of Montgomery — Series A)
0.000%, 01/01/2029 (2)(4)(5)(7)	1,610,000	882,524
Public Finance Authority
(Obligor: Gardens of Montgomery — Series B)
0.000%, 01/01/2029 (2)(4)(5)(7)	29,000	15,896
Public Finance Authority
(Obligor: Landings of Montgomery — Series C)
0.000%, 01/01/2029 (2)(4)(5)(7)	1,955,000	1,071,636
Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
0.000%, 01/01/2029 (2)(4)(5)(7)	65,000	35,630
Public Finance Authority
(Obligor: Vonore Fiber Products)
7.500%, 06/01/2029 (2)(3)	10,520,000	10,550,613
Public Finance Authority
(Obligor: Telra Institute)
7.700%, 09/01/2031	2,937,000	2,747,446
Public Finance Authority
(Obligor: Telra Institute)
7.700%, 09/01/2031 (2)	468,000	451,044
Public Finance Authority
(Obligor: Aspire Trade High School)
7.625%, 12/01/2057 (2)	2,590,000	2,422,686
Public Finance Authority
(Obligor: Genesis Christian Academy)
7.625%, 02/01/2033	4,970,000	4,723,539
Public Finance Authority
(Obligor: Northwest Ohio Classical Academy)
6.875%, 03/30/2052	1,875,000	1,718,711
Public Finance Authority
(Obligor: The Excel Academy)
7.600%, 01/15/2033 (2)(3)	740,000	704,653
		47,617,046
Total Municipal Bonds
(Cost $146,522,367)		127,458,305

Private Loans - 1.6%(1)
CHAMP. DAVIE H.S.
0.000%, 09/30/2023 (4)(5)(7)	500,000	338,496
Regional Housing & Community Note
7.500%, 07/31/2023 (7)	2,016,000	2,016,000
Total Private Loans
(Cost $2,516,000)		2,354,496

Mortgage Backed Securities - 0.0%(1)
JP Morgan Wealth Management 2020-ATR1 A-4
3.000%, 02/25/2050 (2)
(Cost $65,997)	65,205	63,536

Short Term Investments - 3.5%(1)
Illinois - 0.1%(1)
University of Illinois
Weekly VRDN and Put,
3.720%, 10/01/2026 (3)	100,000	100,000
New York - 0.1%(1)
New York City Housing Development Corp.
(Obligor: Royal Properties - Series A)
Weekly VRDN and Put,
3.700%, 04/15/2035 (3)	200,000	200,000
Texas - 0.9%(1)
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: CHRISTUS Health Obligated Group)
Weekly VRDN and Put,
4.000%, 07/01/2047 (3)	1,220,000	1,220,000
Virginia - 0.1%(1)
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put,
3.700%, 02/15/2038 (3)	150,000	150,000
Money Market Fund - 2.3%(1)
First American Government Obligations Fund, Class X, 5.016%(8)	3,205,980	3,205,980
Total Short Term Investments
(Cost $4,875,980)		4,875,980

Total Investments - 97.8%(1)
(Cost $157,980,345)		138,529,642
Other Assets in Excess of Liabilities, Net - 2.2%(1)		3,131,644
Total Net Assets - 100.0%(1)		$141,661,286

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” With the exception of securities in default or forbearance, these securities are determined to be liquid by the Adviser. As of June 30, 2023, the value of these investments were $87,465,771 or 61.7% of total net assets.

(3)
Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. These notes can be tendered at par by the investor to the trustee at any time generally on seven days’ notice. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The rate shown is the rate in effect as of June 30, 2023.

(4)	Non-income producing security.
(5)	Security in default at June 30, 2023, the value of these investments were $40,089,119 or 28.3% of total net assets.
(6)	Security in forebearance at June 30, 2023.
(7)	Value determined using significant unobservable inputs. See Note 2 to the March 31, 2023 financial statements for further disclosure.
(8)	Seven-day yield as of June 30, 2023.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Corporate Note	$-	$3,777,325	$-	$3,777,325
Municipal Bonds	-	107,165,582	20,292,723	127,458,305
Private Loans	-	-	2,354,496	2,354,496
Mortgage Backed Security	-	63,536	-	63,536
Short Term Investments	3,205,980	1,670,000	-	4,875,980
Total Investments	$3,205,980	$112,676,443	$22,647,219	$138,529,642

The following tables present assets measured at fair value on a reoccurring basis using significant unobservable inputs (Level 3) for the period ended June 30, 2023:

	Private Loans	Municipal Bonds
Balance - beginning of period	$1,434,429	$19,385,851
Transfers into Level 3 (1)	-	-
Purchases	870,000	-
Sales	-	-
Accretion/(Amortization)	-	-
Net realized gain (loss)	-	-
Net change in unrealized appreciation/depreciation (1)	50,067	906,872
Balance - end of period	$2,354,496	$20,292,723
Net change in unrealized depreciation from investments still held as of 6/30/2023	$50,067	$906,872

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2023, the Fund recognized no transfers between levels.

Refer to the Schedule of Investments for further information on the classification of investments.